Related Party Transactions (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Fubo TV Pre-Merger [Member]
Subscriber related expenses for related parties	$ 24,111	$ 11,074	$ 53,310	$ 38,666